PIMCO Funds

Supplement Dated January 2, 2014 to the

Tax-Efficient Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A,

Class B, Class C and Class R Prospectus dated July 31, 2013, as supplemented from time to time

(the “Prospectus”)

Disclosure Related to the PIMCO California Short Duration Municipal Income Fund

and the PIMCO Short Duration Municipal Income Fund (the “Funds”)

Effective immediately, the PIMCO California Short Duration Municipal Income Fund’s portfolio is managed by Julie Callahan. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO California Short Duration Municipal Income Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Julie Callahan. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since January 2014.

In addition, effective immediately, the PIMCO Short Duration Municipal Income Fund’s portfolio is managed by Julie Callahan. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Short Duration Municipal Income Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Julie Callahan. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since January 2014.

In addition, effective immediately, disclosure concerning the portfolio manager of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO California Short Duration Municipal Income	Julie Callahan	1/14

Senior Vice President, PIMCO. Ms. Callahan joined PIMCO in 2011 and is a member of the municipal bond portfolio management team. Prior to joining PIMCO, she served as a portfolio manager for municipal separately managed accounts at Western Asset Management Company. Previously, she was a director and portfolio manager for municipal money market funds with Citigroup Asset Management.

PIMCO Short Duration Municipal Income		1/14

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_010214

PIMCO Funds

Supplement dated January 2, 2014 to the

Statement of Additional Information dated July 31, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO California Short Duration Municipal Income Fund

and the PIMCO Short Duration Municipal Income Fund (the “Funds”)

Effective immediately, the Funds’ portfolios are managed by Julie Callahan. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective January 2, 2014, the PIMCO California Short Duration Municipal Income Fund and the PIMCO Short Duration Municipal Income Fund are managed by Julie Callahan.

Additionally, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_010214